Principal Estimated Useful Lives for Intangible Assets (Detail)	12 Months Ended
Mar. 31, 2013
Software | Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated useful life for intangible assets	2 years
Software | Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated useful life for intangible assets	10 years
Patent rights | Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated useful life for intangible assets	2 years
Patent rights | Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated useful life for intangible assets	12 years
Customer relationships | Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated useful life for intangible assets	3 years
Customer relationships | Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated useful life for intangible assets	20 years